COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares/Units	Value
COMMON STOCK	117.5%
AUSTRALIA	7.1%
REAL ESTATE—DATA CENTERS	0.6%
NEXTDC Ltd.(a)		1,678,262	$14,458,386

TOLL ROADS	6.5%
Atlas Arteria Ltd.(b)		5,231,684	25,461,980
Transurban Group(b),(c)		15,077,569	152,342,994

			177,804,974

TOTAL AUSTRALIA			192,263,360

CANADA	16.7%
DIVERSIFIED UTILITIES	0.5%
AltaGas Ltd.		577,769	12,940,473

ELECTRIC	2.9%
Emera, Inc.		1,157,138	57,359,390
Hydro One Ltd., 144A(d)		863,951	23,275,503

			80,634,893

PIPELINES—C-CORP	8.6%
Enbridge, Inc.(c)		4,061,685	186,977,540
Pembina Pipeline Corp.		820,662	30,833,495
TC Energy Corp.		291,904	16,463,745

			234,274,780

RAILWAYS	4.4%
Canadian National Railway Co.		892,632	119,741,140

RENEWABLE ENERGY	0.3%
Tidewater Renewables Ltd.(a)		789,442	7,565,105

TOTAL CANADA			455,156,391

CHINA	2.4%
GAS DISTRIBUTION	1.1%
Enn Energy Holdings Ltd., (H shares)		1,971,621	29,447,981

PIPELINES—C-CORP	0.4%
Beijing Enterprises Holdings Ltd., (H shares)(c)		3,899,500	12,306,465

		Shares/Units	Value
TOLL ROADS	0.9%
Jiangsu Expressway Co., Ltd., (H shares)		15,514,000	$16,202,026
Zhejiang Expressway Co., Ltd., (Class H)		8,712,000	7,318,111

			23,520,137

TOTAL CHINA			65,274,583

FRANCE	1.5%
RAILWAYS	0.7%
Getlink SE		1,079,657	19,444,246

UTILITIES	0.8%
Engie SA		1,669,888	21,954,013

TOTAL FRANCE			41,398,259

GERMANY	2.2%
COMMUNICATIONS—TOWERS	0.9%
Vantage Towers AG		687,831	24,294,409

UTILITIES	1.3%
E.ON SE		3,036,779	35,281,728

TOTAL GERMANY			59,576,137

HONG KONG	1.7%
ELECTRIC	0.6%
Power Assets Holdings Ltd.(c)		2,792,500	18,198,859

GAS DISTRIBUTION	1.1%
Hong Kong and China Gas Co., Ltd.		24,211,050	29,244,997

TOTAL HONG KONG			47,443,856

INDIA	0.8%
ELECTRIC	0.5%
Power Grid Corp. of India Ltd.		4,384,556	12,500,078

MARINE PORTS	0.3%
Adani Ports & Special Economic Zone Ltd.		866,887	8,780,973

TOTAL INDIA			21,281,051

ITALY	1.1%
ELECTRIC	0.4%
Enel S.p.A.		1,560,013	10,415,816

TOLL ROADS	0.7%
Atlantia S.p.A.(a)		914,952	19,024,176

TOTAL ITALY			29,439,992

JAPAN	2.8%
ELECTRIC	0.7%
Kansai Electric Power Co., Inc.		1,889,800	17,800,341

		Shares/Units	Value
GAS DISTRIBUTION	0.5%
Osaka Gas Co., Ltd.		804,700	$13,789,474

RAILWAYS	1.6%
West Japan Railway Co.(c)		1,066,100	44,174,730

TOTAL JAPAN			75,764,545

MEXICO	2.0%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)		3,437,502	55,413,085

NEW ZEALAND	1.3%
AIRPORTS
Auckland International Airport Ltd.(a),(c)		6,665,359	36,063,742

SPAIN	3.4%
AIRPORTS	2.2%
Aena SME SA, 144A(a),(d)		362,117	60,364,962

COMMUNICATIONS	1.2%
Cellnex Telecom SA, 144A(d)		638,762	30,740,036

TOTAL SPAIN			91,104,998

THAILAND	1.4%
AIRPORTS
Airports of Thailand PCL(a)		19,460,000	38,590,866

UNITED KINGDOM	3.4%
ELECTRIC	2.2%
National Grid PLC		3,889,986	59,782,109

REAL ESTATE—DIVERSIFIED	0.0%
LondonMetric Property PLC		340	1,230

UTILITIES—WATER	1.2%
Pennon Group PLC		2,239,838	31,524,084

TOTAL UNITED KINGDOM			91,307,423

UNITED STATES	69.7%
COMMUNICATIONS—TOWERS	9.3%
American Tower Corp.(c),(e)		587,968	147,709,321
Crown Castle International Corp.(c),(e)		458,121	84,569,137
SBA Communications Corp.(c),(e)		62,900	21,643,890

			253,922,348

		Shares/Units	Value
ELECTRIC	33.4%
Alliant Energy Corp.(c),(e)		627,970	$39,235,566
CenterPoint Energy, Inc.(c),(e),(f)		1,821,518	55,811,312
CMS Energy Corp.(c),(e)		718,514	50,252,869
Duke Energy Corp.(c),(e)		835,582	93,301,086
Edison International(c),(e)		294,584	20,650,338
Entergy Corp.(c),(e),(f)		425,010	49,619,917
Evergy, Inc.(c),(e)		763,369	52,168,637
FirstEnergy Corp.(c),(e)		2,218,415	101,736,512
NextEra Energy, Inc.(c),(e)		2,361,313	200,026,824
PNM Resources, Inc.(c)		640,159	30,516,379
Portland General Electric Co.(c),(e)		659,572	36,375,396
PPL Corp.(c),(e)		864,848	24,700,059
Public Service Enterprise Group, Inc.(c),(e)		461,490	32,304,300
Southern Co./The(c)		1,241,054	89,988,826
WEC Energy Group, Inc.		323,090	32,247,613

			908,935,634

ENERGY—OIL & GAS STORAGE & TRANSPORTATION	1.2%
Hess Midstream LP, Class A		487,996	14,639,880
Plains All American Pipeline LP		1,764,432	18,985,288

			33,625,168

ENVIRONMENTAL SERVICES—ENVIRONMENTAL CONTROL	1.5%
Waste Management, Inc.(c),(e)		264,350	41,899,475

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.8%
Rice Acquisition Corp. II(a)		731,336	7,313,360
Zimmer Energy Transition Acquisition Corp.(a)		1,452,434	14,386,359

			21,699,719

FOOD—FOOD PRODUCTS	0.1%
Benson Hill, Inc.(a)		962,500	3,108,875

GAS DISTRIBUTION	5.8%
NiSource, Inc.(c),(e)		1,927,027	61,279,458
Sempra Energy(c),(e)		413,766	69,562,340
Southwest Gas Holdings, Inc.(f)		350,589	27,447,613

			158,289,411

		Shares/Units	Value
PIPELINES	8.0%
PIPELINES—C-CORP	5.9%
Cheniere Energy, Inc.(c),(e)		395,751	$54,870,876
DT Midstream LLC		866,084	46,993,718
Kinetik Holdings Inc		193,260	12,563,833
ONEOK, Inc.(c),(e)		655,386	46,289,913

			160,718,340

PIPELINES—MLP	2.1%
Energy Transfer LP		1,606,191	17,973,277
Magellan Midstream Partners LP(c)		425,221	20,865,595
MPLX LP(c)		514,959	17,086,340

			55,925,212

TOTAL PIPELINES			216,643,552

RAILWAYS	4.6%
Norfolk Southern Corp.(c),(e)		436,524	124,505,375

RENEWABLE ENERGY	1.9%
Archaea Energy Inc(a)		269,808	5,916,889
Clearway Energy, Inc.(c),(e)		1,075,303	39,259,313
Stem, Inc.(a)		637,750	7,021,627

			52,197,829

UTILITIES—WATER	3.1%
American Water Works Co., Inc.(c),(e)		345,026	57,112,154
Essential Utilities, Inc.(c),(e),(f)		542,938	27,760,420

			84,872,574

TOTAL UNITED STATES			1,899,699,960

TOTAL COMMON STOCK (Identified cost—$2,344,599,402)			3,199,778,248

PREFERRED SECURITIES—$25 PAR VALUE	3.2%
BERMUDA	0.0%
REINSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F (USD)(g)		7,000	178,500

CANADA	0.2%
FINANCIAL	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625% (USD)(g)		100,000	2,017,000

		Shares/Units	Value
UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (USD)(h)		29,567	$772,290
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (USD)(h)		65,127	1,706,979

			2,479,269

TOTAL CANADA			4,496,269

NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (USD)(c)		65,287	1,585,821

UNITED STATES	2.9%
BANKS	0.5%
Bank of America Corp., 6.00%, Series GG(g)		134,373	3,499,073
Citizens Financial Group, Inc., 5.00%, Series E(g)		58,500	1,357,200
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(c),(g),(h)		58,930	1,578,734
Regions Financial Corp., 5.70% to 5/15/29, Series C(c),(g),(h)		140,630	3,666,224
Wells Fargo & Co., 4.75%, Series Z(c),(g)		206,575	4,579,768

			14,680,999

ELECTRIC	0.6%
CMS Energy Corp., 5.875%, due 3/1/79(c)		99,975	2,569,358
Duke Energy Corp., 5.75%, Series A(c),(g)		181,350	4,700,592
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N(c)		55,742	1,442,603
Southern Co./The, 5.25%, due 12/1/77(c)		99,672	2,522,698
Southern Co./The, 4.95%, due 1/30/80, Series 2020(c)		230,000	5,549,900

			16,785,151

FINANCIAL	0.6%
DIVERSIFIED FINANCIAL SERVICES	0.5%
Apollo Asset Management, Inc., 6.375%, Series A(g)		57,982	1,458,827
Carlyle Finance LLC, 4.625%, due 5/15/61		70,000	1,524,600
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64, Series US(c)		90,000	2,329,200
Oaktree Capital Group LLC, 6.625%, Series A(g)		100,000	2,599,000
Oaktree Capital Group LLC, 6.55%, Series B(g)		59,808	1,577,137
Synchrony Financial, 5.625%, Series A(g)		114,545	2,790,316

			12,279,080

		Shares/Units	Value
INVESTMENT BANKER/BROKER	0.1%
Morgan Stanley, 6.375% to 10/15/24, Series I(c),(g),(h)		118,969	$3,162,196
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(g),(h)		35,200	920,480

			4,082,676

TOTAL FINANCIAL			16,361,756

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(c),(g),(h)		135,283	3,585,000
CHS, Inc., 6.75% to 9/30/24, Series 3(c),(g),(h)		137,935	3,626,311

			7,211,311

INSURANCE	0.4%
LIFE/HEALTH INSURANCE	0.1%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(c),(g),(h)		115,223	3,048,801
Equitable Holdings, Inc., 5.25%, Series A(g)		52,000	1,226,680
Voya Financial, Inc., 5.35% to 9/15/29, Series B(g),(h)		67,375	1,734,906

			6,010,387

MULTI-LINE	0.1%
Allstate Corp./The, 5.10%, Series H(c),(g)		73,232	1,819,083
American International Group, Inc., 5.85%, Series A(g)		1,077	27,959

			1,847,042

PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(g),(h)		77,050	2,024,874

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(c),(g)		80,000	1,953,600

TOTAL INSURANCE			11,835,903

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
United States Cellular Corp., 5.50%, due 6/1/70		94,315	2,120,201

PIPELINES	0.3%
Energy Transfer LP, 7.375% to 5/15/23, Series C(g),(h)		109,692	2,616,154
Energy Transfer LP, 7.625% to 8/15/23, Series D(g),(h)		89,991	2,220,978
Energy Transfer LP, 7.60% to 5/15/24, Series E(g),(h)		113,416	2,808,180

			7,645,312

UTILITIES	0.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(c),(g),(h)		30,015	805,903
South Jersey Industries, Inc., 5.625%, due 9/16/79		21,363	429,396

		Shares/Units	Value
Spire, Inc., 5.90%, Series A(g)		76,071	$1,966,435

			3,201,734

TOTAL UNITED STATES			79,842,367

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$86,531,329)			86,102,957

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	11.0%
AUSTRALIA	0.3%
INSURANCE-PROPERTY CASUALTY
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(h),(i)		$1,800,000	1,862,573
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(h),(i)		5,155,000	5,408,084

			7,270,657

CANADA	1.1%
ELECTRIC	0.2%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(c),(e),(h)		6,768,000	7,148,700

PIPELINES	0.9%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (USD)(h)		5,580,000	5,789,250
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(c),(h)		4,155,000	4,263,589
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(c),(h)		3,413,000	3,539,782
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (USD)(c),(h)		5,008,000	5,016,764
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(c),(h)		5,765,000	5,841,559

			24,450,944

TOTAL CANADA			31,599,644

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A (USD)(c),(d),(g),(h),(j)		1,400,000	1,469,580

		Principal Amount	Value
FRANCE	1.0%
BANKS	0.9%
BNP Paribas SA, 6.625% to 3/25/24, 144A (USD)(c),(d),(g),(h),(j)		$3,660,000	$3,794,505
BNP Paribas SA, 7.00% to 8/16/28, 144A (USD)(c),(d),(g),(h),(j)		1,000,000	1,080,625
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(c),(d),(g),(h),(j)		3,600,000	3,881,502
Credit Agricole SA, 6.875% to 9/23/24, 144A (USD)(c),(d),(g),(h),(j)		2,600,000	2,702,050
Credit Agricole SA, 7.875% to 1/23/24, 144A (USD)(c),(d),(g),(h),(j)		400,000	422,750
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(c),(d),(g),(h),(j)		3,550,000	3,958,783
Societe Generale SA, 6.75% to 4/6/28, 144A (USD)(c),(d),(g),(h),(j)		3,400,000	3,442,500
Societe Generale SA, 7.875% to 12/18/23, 144A (USD)(d),(g),(h),(j)		3,600,000	3,771,000
Societe Generale SA, 8.00% to 9/29/25, 144A (USD)(c),(d),(g),(h),(j)		1,800,000	1,945,395

			24,999,110

INSURANCE—MULTI-LINE	0.1%
AXA SA, 6.379% to 12/14/36, 144A (USD)(c),(d),(g),(h)		1,600,000	2,046,288

TOTAL FRANCE			27,045,398

HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (USD)(c),(d),(g),(h)		2,200,000	2,276,941

ITALY	0.1%
BANKS
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (USD)(c),(d),(g),(h),(j)		2,900,000	3,037,750

JAPAN	0.3%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (USD)(c),(d),(g),(h)		2,000,000	2,067,240
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(c),(d),(h)		5,000,000	5,155,875

			7,223,115

NETHERLANDS	0.2%
BANKS
ING Groep N.V., 5.75% to 11/16/26 (USD)(c),(g),(h),(j)		1,800,000	1,811,403
ING Groep N.V., 6.75% to 4/16/24 (USD)(g),(h),(i),(j)		3,000,000	3,100,626

			4,912,029

SPAIN	0.1%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (USD)(c),(g),(h),(j)		3,800,000	3,823,750

		Principal Amount	Value
SWITZERLAND	0.8%
BANKS
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (USD)(d),(g),(h),(j)		$1,600,000	$1,484,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (USD)(c),(d),(g),(h),(j)		3,000,000	2,968,710
Credit Suisse Group AG, 7.125% to 7/29/22(g),(h),(i),(j)		2,600,000	2,609,750
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (USD)(c),(d),(g),(h),(j)		1,400,000	1,415,960
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(c),(d),(g),(h),(j)		4,800,000	4,885,200
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(c),(d),(g),(h),(j)		400,000	414,750
UBS Group AG, 6.875% to 8/7/25 (USD)(g),(h),(i),(j)		3,200,000	3,360,000
UBS Group AG, 7.00% to 1/31/24, 144A (USD)(c),(d),(g),(h),(j)		4,600,000	4,802,423

			21,940,793

UNITED KINGDOM	1.3%
BANKS	1.0%
Barclays PLC, 8.00% to 6/15/24 (USD)(c),(g),(h),(j)		2,600,000	2,753,400
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (USD)(c),(d),(e),(g),(h)		7,270,000	10,734,446
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(c),(g),(h),(j)		1,600,000	1,657,672
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(c),(g),(h),(j)		2,800,000	2,856,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(c),(g),(h),(j)		3,534,000	3,715,435
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(c),(g),(h),(j)		1,800,000	1,913,834
Natwest Group PLC, 8.00% to 8/10/25 (USD)(c),(g),(h),(j)		3,600,000	3,915,414
Standard Chartered PLC, 7.75% to 4/2/23, 144A (USD)(d),(g),(h),(j)		600,000	622,794

			28,168,995

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (USD)(h)		2,090,000	1,902,360
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (USD)(c),(h)		2,600,000	2,877,407

			4,779,767

OIL & GAS	0.1%
BP Capital Markets PLC, 4.875% to 3/22/30 (USD)(c),(g),(h)		3,550,000	3,569,969

TOTAL UNITED KINGDOM			36,518,731

		Principal Amount		Value
UNITED STATES	5.6%
BANKS	3.9%
AgriBank FCB, 6.875% to 1/1/24(c),(g),(h)		37,000	†	$3,922,000
Ally Financial, Inc., 4.70% to 5/15/28, Series C(g),(h)		$1,936,000		1,766,600
Bank of America Corp., 5.875% to 3/15/28, Series FF(c),(g),(h)		2,682,000		2,711,636
Bank of America Corp., 6.10% to 3/17/25, Series AA(c),(g),(h)		4,886,000		5,099,762
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(g),(h)		6,423,000		6,655,513
Bank of America Corp., 6.50% to 10/23/24, Series Z(c),(g),(h)		4,806,000		5,034,285
Citigroup, Inc., 3.875% to 2/18/26(g),(h)		2,500,000		2,362,500
Citigroup, Inc., 4.15% to 11/15/26, Series Y(g),(h)		2,310,000		2,169,956
Citigroup, Inc., 5.00% to 9/12/24, Series U(c),(g),(h)		4,704,000		4,668,720
Citigroup, Inc., 5.90% to 2/15/23(c),(g),(h)		5,675,000		5,775,845
Citigroup, Inc., 5.95% to 5/15/25, Series P(c),(g),(h)		6,000,000		6,123,300
Citigroup, Inc., 6.25% to 8/15/26, Series T(c),(g),(h)		4,850,000		5,076,495
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(c),(g),(h)		2,000,000		2,085,100
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(c),(g),(h)		1,200,000		1,179,000
CoBank ACB, 6.25% to 10/1/22, Series F(c),(g),(h)		52,500	†	5,335,575
CoBank ACB, 6.25% to 10/1/26, Series I(c),(e),(g),(h)		2,866,000		2,987,805
Comerica, Inc., 5.625% to 7/1/25(g),(h)		1,997,000		2,076,880
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(c),(d),(g),(h)		35,300	†	3,569,765
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(g),(h)		1,670,000		1,532,225
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(g),(h)		1,000,000		939,000
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(c),(g),(h)		1,645,000		1,680,368
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(g),(h)		1,000,000		1,024,050
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(g),(h)		1,000,000		992,500
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(g),(h)		894,000		935,571
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(g),(h)		1,905,000		1,785,938
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(g),(h)		1,043,000		1,040,184
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(c),(g),(h)		2,500,000		2,564,063
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(g),(h)		1,436,000		1,456,104
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(c),(g),(h)		2,790,000		2,913,276
SVB Financial Group, 4.00% to 5/15/26, Series C(g),(h)		2,980,000		2,760,225
SVB Financial Group, 4.25% to 11/15/26, Series D(g),(h)		2,850,000		2,641,594
Truist Financial Corp., 4.80% to 9/1/24, Series N(c),(g),(h)		1,810,000		1,782,850
Truist Financial Corp., 5.10% to 3/1/30, Series Q(g),(h)		2,109,000		2,149,071
Truist Financial Corp., 5.125% to 12/15/27, Series M(g),(h)		500,000		485,625

		Principal Amount	Value
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(g),(h)		$3,500,000	$3,357,112
Wells Fargo & Co., 5.875% to 6/15/25, Series U(c),(g),(h)		3,591,000	3,760,854
Wells Fargo & Co., 5.95%, due 12/1/86(c)		2,830,000	3,348,436

			105,749,783

ELECTRIC	0.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(c),(g),(h)		1,960,000	1,931,825
Duke Energy Corp., 4.875% to 9/16/24(c),(g),(h)		3,580,000	3,627,005

			5,558,830

FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(g),(h)		5,000,000	4,793,750
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(g),(h)		2,936,000	3,038,760

			7,832,510

INFRASTRUCTURE	0.1%
ELECTRIC	0.0%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c),(h)		1,125,000	1,116,563

GAS—DISTRIBUTION	0.1%
Sempra Energy, 4.875% to 10/15/25(g),(h)		3,780,000	3,808,350

TOTAL INFRASTRUCTURE			4,924,913

INSURANCE	0.9%
LIFE/HEALTH INSURANCE	0.6%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c),(d)		4,500,000	5,377,500
MetLife, Inc., 5.875% to 3/15/28, Series D(c),(g),(h)		1,727,000	1,730,632
MetLife, Inc., 9.25%, due 4/8/68, 144A(d)		6,500,000	8,459,747
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(c),(h)		500,000	503,740
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(g),(h)		1,310,000	1,303,450

			17,375,069

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c),(h)		3,200,000	3,392,000
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(c),(d)		1,680,000	2,181,060

			5,573,060

REINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(c),(h)		1,760,000	1,724,800

TOTAL INSURANCE			24,672,929

		Principal Amount	Value
PIPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series G(g),(h)		$1,857,000	$1,815,218

UTILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(c),(h)		2,870,000	2,950,159

TOTAL UNITED STATES			153,504,342

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$289,363,871)			300,622,730

		Shares
SHORT-TERM INVESTMENTS	2.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(k)		70,718,922	70,718,922

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$70,718,922)			70,718,922

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,791,213,524)	134.3%		3,657,222,857
WRITTEN OPTION CONTRACTS (Premiums received—$347,410)	(0.0)		(321,950)
LIABILITIES IN EXCESS OF OTHER ASSETS	(34.3)		(932,947,828)

NET ASSETS (Equivalent to $28.60 per share based on 95,245,186 shares of common stock outstanding)	100.0%		$2,723,953,079

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(l)	Premiums Received	Value
Call — Nextera Energy, Inc.	$90.00	5/20/22	(1,725)	$(14,612,475)	$(186,300)	$(165,600)
Put — American Tower Corp.	230.00	5/20/22	(590)	(14,821,980)	(161,110)	(156,350)

			(2,315)	$(29,434,455)	$(347,410)	$(321,950)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable		Fixed Payment Frequency	Floating Rate (resets monthly) Receivable	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$255,000,000	0.670%		Monthly	0.468%(m)	Monthly	9/15/25	$14,981,780	$—	$14,981,780
212,500,000	1.240%		Monthly	0.235%(m)	Monthly	2/3/26	9,005,260	(67,346)	8,937,914
85,000,000	0.898%		Monthly	0.231%(m)	Monthly	5/1/26	4,919,600	—	4,919,600
255,000,000	1.237	%(n)	Monthly	1-month LIBOR(n)	Monthly	9/15/27	13,787,605	—	13,787,605

							$42,694,245	$(67,346)	$42,626,899

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Non-income producing security.
(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,941,713,160 in aggregate has been pledged as collateral.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $202,349,640 which represents 7.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $865,197,040 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with written option contracts. $37,180,895 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Security converts to floating rate after the indicated fixed-rate coupon period.
(i)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $16,341,033 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(j)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $77,617,561 which represents 2.8% of the net assets of the Fund (2.1% of the managed assets of the Fund).

(k)	Rate quoted represents the annualized seven-day yield.
(l)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(m)	Based on 1-month LIBOR. Represents rates in effect at March 31, 2022.
(n)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on December 24, 2022 (effective date).

Sector Summary	% of Managed Assets
Electric	31.0
Pipelines	13.5
Communications–Towers	8.4
Railways	8.4
Gas Distribution	6.3
Toll Roads	6.0
Banks	5.7
Airports	5.2
Utilities	5.0
Renewable Energy	1.6
Insurance	1.5
Financial	1.3
Environmental Services	1.1
Energy	0.9
Other	4.1

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Canada	$455,156,391	$455,156,391	$—	$—
China	65,274,583	7,318,111	57,956,472	—
Hong Kong	47,443,856	18,198,859	29,244,997	—
Mexico	55,413,085	55,413,085	—	—
United States	1,899,699,960	1,885,313,601	14,386,359
Other Countries	676,790,373	—	676,790,373	—
Preferred Securities—$25 Par Value	86,102,957	86,102,957	—	—
Preferred Securities—Capital Securities	300,622,730	—	300,622,730	—
Short-Term Investments	70,718,922	—	70,718,922	—

Total Investments in Securities(a)	$3,657,222,857	$2,507,503,004	$1,149,719,853	$—

Interest Rate Swap Contracts	$42,626,899	$—	$42,626,899	$—

Total Derivative Assets(a)	$42,626,899	$—	$42,626,899	$—

Written Option Contracts	$(321,950)	$(321,950)	$—	$—

Total Derivative Liabilities(a)	$(321,950)	$(321,950)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (“the effective date”). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts and interest rate swap contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Interest Rate Swap Contracts
Average Notional Amount	$21,944,850	$56,769,706	$807,500,000

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents two months for purchased options and three months for written option contracts.